Significant accounting policies - Somos - Anglo (Predecessor) (Details 2)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Software
Intangible Assets and Goodwill
Estimated useful lives (in years)		5 years
Trademarks [member] | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)		20 years
Trademarks [member] | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)		30 years
Customer portfolio | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)		12 years
Customer portfolio | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)		30 years
Copyrights
Intangible Assets and Goodwill
Estimated useful lives (in years)		3 years
Somos - Anglo (Predecessor) | Software | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	5 years
Somos - Anglo (Predecessor) | Trademarks [member] | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)	20 years
Somos - Anglo (Predecessor) | Trademarks [member] | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Somos - Anglo (Predecessor) | Customer portfolio
Intangible Assets and Goodwill
Estimated useful lives (in years)	10 years
Somos - Anglo (Predecessor) | Copyrights | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years